Schedule of movements in ordinary shares (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended					36 Months Ended
	Jul. 01, 2025	Jul. 29, 2022	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023	Jul. 29, 2025	Oct. 22, 2025	Jun. 20, 2025
IfrsStatementLineItems [Line Items]
Number of shares outstanding					1,046,395,000,000		1,715,191,000,000
Issuance of shares capital					$ 3,500
Number of shares issued			$ 160,000,000	$ 3,200,000	69,511		$ 2,861		$ 5,054
Proceeds from issuance of shares			$ 900	$ 3,500	8,878		2,524		5,500
Issuance of shares capital							3,100
Shares issued description		(i) an aggregate of 2,300,000 Ordinary Shares (the “Shares”), nominal value $0.012 per share, at an offering price of $1.30 per share and (ii) an aggregate of 1,930,770 pre-funded warrants exercisable for Ordinary Shares at an offering price of $1.2999 per pre-funded warrant, for gross proceeds of approximately $5.5 million before deducting the placement agent fee and related offering expenses.
Ownership interest										4.99%
Exercise price										$ 0.0001
Issue price												$ 6.05
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Issuance of shares capital	$ 60,500
Issue price											$ 1.00
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					$ 1,825	[1]	$ 206	[1]	$ 51
Exercise price		$ 1.30
Number of warrants exercisable		4,230,770,000
Timothy wong [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding					270,000,000
Issuance of shares capital					$ 500
Alain salem [member]
IfrsStatementLineItems [Line Items]
Share issuance			400,000,000		400,000,000
Mustafa ahmed [member]
IfrsStatementLineItems [Line Items]
Share issuance			1,050,000,000		1,050,000,000
Advisor [member]
IfrsStatementLineItems [Line Items]
Share issuance			500,000,000		500,000,000
Spencer chen [member]
IfrsStatementLineItems [Line Items]
Share issuance			125,000,000		125,000,000
Suneet wadha [member]
IfrsStatementLineItems [Line Items]
Share issuance			30,000,000		30,000,000
Issued cashless warrants			250,000		250,000
Issue price			$ 6.05		$ 6.05
Expected volatility					198.00%
Risk free interest rate					4.05%
Cashless warrants value					$ 400
Navinder Singh [member]
IfrsStatementLineItems [Line Items]
Issued cashless warrants			44,000		44,000
Issue price			$ 1.50		$ 1.50
Expected volatility					151.00%
Risk free interest rate					4.05%
Cashless warrants value					$ 100
Abri Advisors Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding					530,000,000
Issuance of shares capital					$ 900
Arowana international uk ltd [member]
IfrsStatementLineItems [Line Items]
Share issuance			166,084,000		166,084,000

[1]	During the year ended June 30, 2025, the company issued